Derivative Warrant Liabilities - (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2021 D $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares
Class of Warrant or Right [Line Items]
Public Warrants exercisable term after the completion of a business combination		30 days
Public Warrants exercisable term from the closing of the public offering		12 months
Public Warrants expiration term		5 years
Minimum threshold written notice period for redemption of public warrants		30 days
Threshold maximum period for filing registration statement after business combination		15 days
Redemption price per public warrant (in dollars per share)		$ 0.01
Redemption of warrants commencing ninety days after the warrants become exercisable
Class of Warrant or Right [Line Items]
Minimum threshold written notice period for redemption of public warrants		30 days
Redemption price per public warrant (in dollars per share)	$ 0.10	$ 0.10
Redemption period after the public warrants become exercisable	90 days	90 days
Minimum threshold written notice period for redemption of public warrants	30 days
Public Warrants
Class of Warrant or Right [Line Items]
Number of warrants outstanding | shares	9,483,334	9,483,334
Public Warrants exercisable term after the completion of a business combination	30 days
Public Warrants exercisable term from the closing of the initial public offering	12 months
Threshold period for filling registration statement after business combination	15 days
Threshold period for registration statement to be effective after which warrants can be exercised on a cashless basis	60 days
Public Warrants expiration term	5 years
Redemption price per public warrant (in dollars per share)	$ 0.01
Minimum threshold written notice period for redemption of public warrants	30 days
Private Placement Warrants
Class of Warrant or Right [Line Items]
Number of warrants outstanding | shares	9,483,334	9,483,334
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination		30 days
Minimum threshold written notice period for redemption of public warrants	30 days
Class A common stock
Class of Warrant or Right [Line Items]
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination	30 days	30 days
Stock price trigger for redemption of public warrants (in dollars per share)	$ 18.00	$ 18.00
Threshold trading days for redemption of public warrants	20 days	20 days
Threshold consecutive trading days for redemption of public warrants	30 days	30 days
Number of trading days on which fair market value of shares is reported	10	10
Class A common stock | Redemption of warrants commencing ninety days after the warrants become exercisable
Class of Warrant or Right [Line Items]
Stock price trigger for redemption of public warrants (in dollars per share)	$ 10.00	$ 10.00